Share-based payments	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 8 - Share-based payments

Amounts recognized as expense in the consolidated statements of operations related to share-based payments are as follows:

	Six months ended June 30,
	2017	2016
Nonemployee common stock	$115,329	$--
Nonemployee preferred Series B	--	--
Nonemployee warrants – fully-vested upon issuance	41,111	445,390
Nonemployee warrants – service and performance conditions	6,118	9,856
Employee common stock	--	--
Employee stock options – market price-based	--	327,000
Total share-based expense charged against income	$162,558	$782,246

Impact on net loss per common share:
Basic and diluted	$(0.00)	$(0.01)

Nonemployee common stock

UPT management agreement

In July, 2014, we entered into an agreement with the company managing the operations of UPT, whereby we would issue common stock under the following conditions:

Condition	Number of Shares
UPT recognizes $100 million of revenue or a change in control	500,000
UPT recognizes $100 million of revenue	150,000
650,000

As of June 30, 2017, and from the date of the agreement, meeting these conditions was not deemed probable, so no expense was recognized under this agreement and no common stock was issued.

Investor relations agreement

In June 2014, we entered into an agreement with a company, which subsequently became a shareholder, to provide investor relations services. Under the terms of this agreement we agreed to issue 60,000 shares of common stock each quarter through May 2015, for a total of 240,000 shares. We recognized expense of $31,200, during the quarter ended March 31, 2015, for the issuance of 60,000 shares.

In January 2016, we entered into a 2 month agreement with a company, which subsequently became a shareholder, to provide corporate consulting, communications and market outreach services. Under the terms of this agreement we agreed to pay $25,000 in fees and agreed to issue 150,000 one year warrants with an exercise price of $0.18 per share through February 2016, for a total of 300,000 warrants.

In March 2016, we renewed the agreement for a period ending December 31, 2016. Under the terms of this renewal, we agreed to pay a total of $102,000 in fees and agreed to issue a total of 425,000 shares of restricted common stock per and 575,000 warrants with an exercise price of $0.40 per share. We recognized expense of $70,151 during the year ended December 31, 2016.

Financial advisory agreements

During the quarter ended June 30, 2015, we entered into separate agreements with three companies, which subsequently became shareholders, to provide financial advisory services, including developing, studying and evaluating a financing plan, strategic and financial alternatives, and merger and acquisition proposals. Under the terms of the agreements, we agreed to issue an aggregate of 333,332 shares of common stock each month through June 2016, as services were delivered, for a total of 5,000,000 shares over the term of the agreements. These agreements may be canceled by either party with a 30 day notice. During the three months ended June 30, 2015, we recorded expense at fair value of $510,007 for the issuance of 1,000,013 shares. If the services are provided and the agreements are not canceled, an additional 3,999,987 shares remain to be issued. At management's request, no further services have been provided, and no stock was earned or issued under these agreements after June 30, 2015.

On July 27, 2016, the company signed a consulting agreement with Uptick Capital, LLC pursuant to which Uptick would provide business development services and strategic introductions to the financial community for an initial term of 3 months.

Subsequent to the removal of share reserves committed at that time to convertible debentures, the company agreed to issue $25,000 worth of restricted common shares priced at the 3-day average closing price per share prior to the effective date of the agreement. Equal amounts were to follow for the two months thereafter with each $25,000 share amount to be priced at the 3-day average closing price of the prior month. Therefore on May 1, 2017, we issued a total of 1,543,305 shares of our common stock to Uptick Capital, LLC.

Other

During the quarters ended June 30, 2017 and 2016, we issued no other shares of common stock in exchange for services.

Nonemployee common stock warrants -- Fully-vested upon issuance

We may issue fully-vested common stock warrants with a maximum contractual term of 5 years to non-employees in return for services or to satisfy liabilities, such as accrued interest.

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2016	10,866,071	0.72
Granted	700,000	0.45
Forfeited or expired	(1,200,000)	0.54
Outstanding, June 30, 2017	10,366,071	0.46	2.3	$6,000
Exercisable, June 30, 2017	10,366,071	0.46	2.3	$6,000

On June 28, 2017, we issued three year warrants to purchase at total of 500,000 shares of common stock at an exercise price of $0.07 per to six individuals who provide services to the company. We recognized $27,727 of expense for these warrants.

Volatility	144%
Risk-free interest rate	1.5%
Expected life (years)	3.0
Dividend yield	--

Financing Advisory Services

In January 2016, we modified the terms of previously issued warrants and issued additional warrants to a company that provides us with financial consulting services. We lowered the exercise price on 2,533,000 warrants to $0.30 per share for warrants that previously had exercise prices ranging from $0.56 to $2.50 per share. As a result of modifying the previously issued warrants, we recognized expense of $64,000. We also issued 1,266,503 additional warrants with an exercise price of $0.30 per share that expire in five years, for which we recognized expense of $246,500.

The following summarizes the Black-Scholes assumptions used to estimate the fair value of these common stock warrants:

	Replacement Warrants	Additional Warrants
Volatility	133–182%	204%
Risk-free interest rate	1.1–1.3%	1.4%
Expected life (years)	3.0 – 4.3	5.0
Dividend yield	--	--

Board of Advisors

In February 2016, we issued three year warrants to purchase 400,000 shares of common stock at an exercise price of $0.27 per share and 200,000 shares of common stock at an exercise price of $0.31 per share, to five individuals serving on our board of advisors. We recognized $134,890 of expense for these warrants.

The following summarizes the Black-Scholes assumptions used to estimate the fair value of these common stock warrants:

Volatility	127%
Risk-free interest rate	0.9%
Expected life (years)	3.0
Dividend yield	--

On June 1, 2017, we issued a 30 month warrant to purchase 200,000 shares of common stock at an exercise price of $0.24 to an individual who joined our board of advisors. We recognized $13,383 of expense for the warrant.

Volatility	155%
Risk-free interest rate	1.2%
Expected life (years)	2.4
Dividend yield	--

Nonemployee common stock warrants -- Service and performance conditions

UPT management agreement

In July, 2014, we entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock warrants under the following conditions:

		Number of
Vesting Condition	Category	Warrants
Fully vest upon UPT generating $1 million of revenue	Performance	350,000
45,945 warrants for every $3 million of revenue generated by UPT up to $100 million	Performance	1,530,000
60,000 warrants for every three months of completed service managing UPT	Service	720,000
Total		2,600,000
Vested – June 30, 2017		(720,000)
Nonvested – June 30, 2017		1,880,000

The common stock warrants have a three year life and an exercise price of $1.00 per share. The grant date fair value was $2,586,000. As of June 30, 2017, and since the date of the agreement, we have not deemed it probable that the performance conditions will be met, so no expense was recognized and no common stock warrants vested. During the six months ended June 30, 2017 and 2016, 120,000 of the common stock warrants under the service condition vested with the passage of time and we recognized expense of $6,118 and $12,007, respectively.

Financing advisory services

In March, 2014, we entered into an agreement with a company, which is also a shareholder, to provide financing advisory services, in return for 400,000 common stock warrants having a five year life and an exercise price of $2.50, with vesting in March, 2015 upon satisfactory performance under the agreement. In addition, a second issuance of 400,000 warrants with an exercise price of $2.50 would be due on the one year anniversary of the execution of the agreement. As of December 31, 2014, we deemed it probable that the vesting conditions will be met. Accordingly, during the year ended December 31, 2014, we recognized expense of $200,379. When the warrants vested in March 2015, the fair value was $179,964. The change in fair value between December 31, 2014 and March 2015, of $20,415 was recognized as a reduction of expense in 2015. The grant date fair value of these warrants was $352,000.

In May of 2015, the exercise price of the first and second issuance of warrants was reduced to $0.45. The fair value of the first issuance increased from $180,484 to $188,525 and the second issuance increased from $203,010 to $203,569.

In January of 2016, the exercise price of the first and second issuance of warrants was reduced from $0.45 to $0.30. The fair value of the first issuance decreased from $188,525 to $54,950 and the second issuance decreased from $203,569 to $74,464.

Employee stock options – Fully-vested

We granted no additional fully-vested options during the three months ended June 30, 2017.

Employee stock options – Market-based

We granted no additional options that vest upon the achievement of certain stock prices during the three months ended June 30, 2017. No additional non-vested market-based options vested during the quarter ended June 30, 2017.

Amounts recognized as expense in the consolidated statements of operations related to share-based payments are as follows:

	Year ended December 31,
	2016	2015
Nonemployee common stock	$10,000	$602,507
Nonemployee preferred stock (Series B)	50,000
Nonemployee warrants – fully vested upon issuance	1,603,025	6,981
Nonemployee warrants – service and performance conditions	20,933	52,056
Employee common stock	277,090	--
Employee stock options – fully vested upon grant	--	--
Employee stock options – market price-based	327,000	1,308,000
Legal settlement – replacement warrants	--	1,764,450
Total share-based expense charged against income	$2,288,048	$3,733,994

Impact on net loss per common share:
Basic and diluted	$(0.05)	$(0.05)

Nonemployee common stock

UPT management agreement

In July, 2014, we entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock under the following conditions:

Condition	Number of Shares
UPT recognizes $100 million of revenue or a change in control	500,000
UPT recognizes $100 million of revenue	150,000
650,000

As of December 31, 2016 and 2015, meeting these conditions was not deemed probable, so no expense was recognized under this agreement and no common stock was issued. The fair value of these unearned shares of common stock was $58,500 as of December 31, 2016.

Investor relations agreement

In June, 2014, we entered into an agreement with a company, which subsequently became a shareholder, to provide investor relations services. Under the terms of this agreement, we agreed to issue 60,000 shares of common stock each quarter through May 2015, for a total of 240,000 shares. We recognized expense of $61,200 and $91,800, respectively, during the years ended December 31, 2015 and 2014.

In January, 2016, we entered into a 2 month agreement with a company, which subsequently became a shareholder, to provide corporate consulting, communications and market outreach services. Under the terms of this agreement we agreed to pay $25,000 in fees and agreed to issue 150,000 one year warrants with an exercise price of $0.18 per share through February 2016, for a total of 300,000 warrants.

In March 2016, we renewed the agreement for a period ending December 31, 2016. Under the terms of this renewal, we agreed to pay a total of $102,000 in fees and agreed to issue a total of 425,000 shares of restricted common stock per and 575,000 warrants with an exercise price of $0.40 per share. We recognized expense of $70,151 during the year ended December 31, 2016.

Financial advisory agreements

During the quarter ended June 30, 2015, we entered into separate agreements with three companies, which subsequently became shareholders, to provide financial advisory services, including developing, studying and evaluating a financing plan, strategic and financial alternatives, and merger and acquisition proposals. Under the terms of the agreements, we agreed to issue an aggregate of 333,332 shares of common stock each month through June 2016, as services were delivered, for a total of 5,000,000 shares over the term of the agreements. These agreements may be canceled by either party with a 30 day notice. During the three months ended June 30, 2015, we recorded expense at fair value of $510,007 for the issuance of 1,000,013 shares. If the services are provided and the agreements are not canceled, an additional 3,999,987 shares remain to be issued. At management's request, no further services have been provided, and no stock was earned or issued under these agreements after June 30, 2015.

Other

During the years ended December 31, 2016 and 2015, we issued or accrued an additional 2,859,090 and 175,000 shares of common stock in exchange for services, with a fair value of $360,000 and $31,300, respectively.

Nonemployee common stock warrants -- Fully-vested upon issuance

We may issue fully-vested common stock warrants with a maximum contractual term of 5 years to non-employees in return for services or to satisfy liabilities, such as accrued interest. The following summarizes the activity for common stock warrants that were fully-vested upon issuance:

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2014	8,488,235	$0.69
Granted	94,333	0.48
Exercised	--	--
Forfeited or expired	(918,000)	0.19
Outstanding, December 31, 2015	7,664,568	0.72
Granted	5,749,503	0.49
Forfeited or expired	(2,548,000)	1.09
Outstanding, December 31, 2016	10,866,071	0.49	2.4	$8,000
Exercisable, December 31, 2016	10,866,071	0.49	2.4	$8,000

The following summarizes the Black-Scholes assumptions used to estimate the fair value of fully-vested common stock warrants:

Year ended December 31,
	2016	2015
Volatility	102 – 272%	121 – 173%
Risk-free interest rate	0.5 – 1.5%	1.4 -- 1.6%
Expected life (years)	1.0 – 5.0	3.0 -- 4.0
Dividend yield	--	--

No fully-vested common stock warrants were exercised in 2016 and 2015.

Nonemployee common stock warrants -- Service and performance conditions

The following summarizes the terms for warrants we granted that are subject to performance and service conditions.

UPT management agreement

In July, 2014, we entered into a three year agreement with the company managing the operations of UPT, whereby we would issue common stock warrants under the following conditions:

		Number of
Vesting Condition	Category	Warrants
Fully vest upon UPT generating $1 million of revenue	Performance	350,000
45,945 warrants for every $3 million of revenue generated by UPT up to $100 million	Performance	1,530,000
60,000 warrants for every three months of completed service managing UPT	Service	720,000
		2,600,000

The common stock warrants have a three year life and an exercise price of $1.00 per share. The grant date fair value was $2,586,000. As of December 31, 2016, we did not conclude that meeting the performance conditions was probable, so no expense was recognized and no common stock warrants vested. During the years ended December 31, 2016 and 2015, 240,000 of the common stock warrants under the service condition vested with the passage of time and we recognized expense of $20,933 and $52,056. As of December 31, 2016, the fair value of the 2,000,000 unvested common stock warrants, which is also the estimated unrecognized expense, was $84,693. We cannot estimate the period over which the expense for the performance awards will be recognized, if at all. The remaining service award expense will be recognized quarterly over a period of 0.5 years.

Financing advisory services

In March, 2014, we entered into an agreement with a company, which is also a shareholder, to provide financing advisory services, in return for 400,000 common stock warrants having a five year life and an exercise price of $2.50, with vesting in March, 2015 upon satisfactory performance under the agreement. In addition, a second issuance of 400,000 warrants with an exercise price of $2.50 would be due on the one year anniversary of the execution of the agreement. As of December 31, 2014, we deemed it probable that the vesting conditions will be met. Accordingly, during the year ended December 31, 2014, we recognized expense of $200,379. When the warrants vested in March 2015, the fair value was $179,964. The change in fair value between December 31, 2014 and March 2015, of $20,415 was recognized as a reduction of expense in 2015. The grant date fair value of these warrants was $352,000.

In May of 2015, the exercise price of the first and second issuance of warrants was reduced to $0.45. The fair value of the first issuance increased from $180,484 to $188,525 and the second issuance increased from $203,010 to $203,569.

In January of 2016, the exercise price of the first and second issuance of warrants was reduced from $0.45 to $0.30. The fair value of the first issuance decreased from $188,525 to $54,950 and the second issuance decreased from $203,569 to $74,464.

Summary

The following summarizes the activity for warrants that have performance and service conditions. There were no grants in 2016.

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	--
Granted	3,000,000	1.20
Outstanding, December 31, 2014, 2015, 2016	3,000,000	1.20	0.7
Exercisable, December 31, 2016	1,000,000	$1.60	1.2	$--

The following summarizes of the status of our nonvested common stock warrants with performance and service conditions as of December 31, 2016, and changes during the year then ended:

	Number of	Weighted-average Grant Date
	Warrants	Fair Value
Non vested, December 31, 2015	2,240,000	$0.99
Vested	(240,000)	0.99
Non vested, December 31, 2016	2,000,000	$0.99

The following summarizes the Black-Scholes assumptions used to estimate the fair value of warrants with performance and service conditions:

	Year ended December 31,
	2016	2015
Volatility	121 -- 148%	102 -- 184%
Risk-free interest rate	0.7 -- 1.5%	0.9 -- 1.4%
Expected life (years)	3.0	3.0 – 5.0
Dividend yield	--	--

Legal settlement – Replacement warrants

Under the First Amendment to Settlement Agreement (the "Amendment") with Spirit Bear, we agreed to issue replacement warrants for certain previously-issued warrants. The 7,000,000 previously-issued warrants were issued in 2012, had exercise prices ranging from $0.35 to $0.75 per warrant, and expiration dates from April 2015 to April 2017. All of the replacement warrants have an exercise price of $0.25, while 6,000,000 expire in January 2017 and 1,000,000 expired in December 2015.

Under the terms of the February 2016 Waiver of Performance and Second Amendment to Settlement Agreement with Spirit Bear, we agreed to issued replacement warrants for previously amended and replaced warrants. Six million of the previously amended and replaced warrants owned by Spirit Bear and by Leonora Lorenzo had their expiration dates extended from January 29, 2017, until January 29, 2020, and had their exercise price reduced from $0.25 to $0.10 per share.

In addition, Spirit Bear consented to the withdrawal of a Registration Statement on Form S-1 that was pending before the Securities Exchange Commission (SEC). The proposed registration statement covered the common shares underlying the preferred shares owned by Spirit Bear and the common shares underlying the warrants owned by Spirit Bear and Leonora Lorenzo.

When a replacement equity instrument is issued, expense is recorded if the fair value of the new instruments is greater than the fair value of the original instruments. We recorded expense of $423,973 associated with the replacement warrants. The following summarizes the Black-Scholes assumptions used to estimate the fair value of the previously-issued warrants and the replacement warrants:

	Previously-issued	Replacement
Volatility	206%	151%
Risk-free interest rate	0.5%	1.3%
Expected life (years)	0.2	3.2
Dividend yield	--	--

Employee stock options – Fully-vested upon grant

We granted stock options to certain members of management in 2014 that were fully-vested at the date of grant. There were no grants in 2015 or 2016. In 2016, one member resigned and released the Company from all incentive compensation it owed to him including stock options. The following is a summary of fully-vested stock option activity with the resigning member’s stock options removed for 2016:

	Number of Shares	Weighted-average Exercise Price per Share	Weighted-average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2013	--
Stock options granted	5,000,000	$2.00
Outstanding, December 31, 2015 and 2014	5,000,000	2.00	--	$--
Stock options forfeited	(1,000,000)	2.00
Outstanding, December 31,2016	4,000,000	2.00	--	--
Exercisable, December 31, 2016	4,000,000	$2.00	--	$--

The following summarizes the Black-Scholes assumptions used to estimate the fair value of fully-vested stock option grants:

Year ended December 31, 2014
Volatility	325%
Risk-free interest rate	2.7%
Expected stock option life (years)	10
Dividend yield	--

We recognized expense at a fair value of $7,950,000 in the years ended December 31, 2014, for fully-vested stock option grants.

Employee stock options – Market price-based grants

We granted stock options in 2012 to a member of management that vest upon the achievement of certain stock prices for 20 days. He resigned effective October 1, 2016 and released the Company from all obligations to him including stock options.

As of December 31, 2016, there were no market price-based stock options.